Principal Variable Contract Funds, Inc.

Supplement dated June 16, 2017
to the Statement of Additional Information dated May 1, 2017, as revised on May 2, 2017

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS

Under Officers of the Fund, delete the rows for Jennifer A. Block, Carolyn F. Kolks, Sara L. Reece, Britney L. Schnathorst, and Clint Woods, and replace with the following:

Jennifer A. Block Des Moines, IA 50392 1973	Counsel (since 2017) Assistant Counsel (2010-2017) Assistant Secretary (since 2015)	Counsel, PFD (2009-2013) Counsel, PLIC Counsel, PMC (2009-2013, 2014-2017) Counsel, PSI (2009-2013) Counsel, PSS (2009-2013)
Sara L. Reece Des Moines, IA 50392 1975	Vice President and Controller (since 2016)	Director - Accounting, PLIC (since 2015) Assistant Financial Controller, PLIC (prior to 2015)
Britney L. Schnathorst Des Moines, IA 50392 1981	Assistant Secretary (since 2017) Assistant Counsel (since 2014)	Counsel, PLIC (since 2013) Prior thereto, Attorney in Private Practice
Clint Woods Des Moines, IA 50392 1961	Of Counsel (since 2017) Vice President (2016-2017) Counsel (2015-2017)
Vice President, Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC (since 2015)
Assistant General Counsel, Assistant Corporate Secretary, and Governance Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)

Jared Yepsen Des Moines, IA 50392 1981	Assistant Tax Counsel (since 2017)	Counsel, PGI (since 2017) Counsel, PLIC (since 2015) Senior Attorney, TLIC (2013-2015) Attorney, TLIC (2010-2013)

Under Officers of the Fund, add the following to the Abbreviations Used:

•	Transamerica Life Insurance Company (TLIC)

1